Summary of Assets of Companys Defined Benefit Pension Plans at Fair Values (Parenthetical) (Detail) (CAD) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plans at fair values	10,722		9,763
Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plans at fair values	2,530		4,135
Fair Value, Inputs, Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plans at fair values	2,754		1,112
Unfunded commitments	0
Mortgages
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plans at fair values	52	[1]	34	[1]
Mortgages | Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plans at fair values	52	[1]	34	[1]
Real Estate
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plans at fair values	847	[2]	779	[2]
Real Estate | Fair Value, Inputs, Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plans at fair values	847	[2]	779	[2]
Unfunded commitments	0
Infrastructure
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plans at fair values	314	[2]	333	[2]
Infrastructure | Fair Value, Inputs, Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plans at fair values	314	[2]	333	[2]
Unfunded commitments	(23)		(24)
Hedge Funds | Fair Value, Inputs, Level 3
Defined Benefit Plan Disclosure [Line Items]
Redemption notice period, minimum	30 days
Redemption notice period, maximum	95 days

[1]	Government & Corporate Bonds: Fair values for bonds are based on market prices supplied by independent pricing sources as of the last trading day. Mortgages: The fair value measurement of $52 million (2012 - $34 million) of mortgages categorized as Level 2 is based on current market yields of financial instruments of similar maturity, coupon and risk factors.
[2]	Real Estate: The fair value of real estate investments of $847 million (2012 - $779 million) is based on property appraisals which use a number of approaches that typically include a discounted cash flow analysis, a direct capitalization income method and/or a direct comparison approach. Appraisals of real estate investments are generally performed semi-annually by qualified external accredited appraisers. There are no unfunded commitments for real estate as at December 31, 2013. Infrastructure: Infrastructure fund values of $314 million (2012 - $333 million) are based on the fair value of the fund assets as calculated by the fund manager, generally using a discounted cash flow analysis that takes into account current market conditions and recent sales transactions where practical and appropriate. As at December 31, 2013, unfunded commitments for the infrastructure funds were $23 million (2012 - $24 million).